Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 USD ($)	May 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from upfront payments	€ 33,100
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized from upfront payments		€ 34,854
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable				€ 75,000
EU APA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities	450,000
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities	734,637				€ 646,046
Revenue recognized from upfront payments	49,878	41,545
Research services combined with an IP license | Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	42,200		$ 50,000
Revenue recognized from upfront payments		34,854
Research services combined with an IP license | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	2,524		3,000
Upfront payments included in contract liabilities	1,317				1,549
Revenue recognized from upfront payments	232	232
Research services combined with an IP license | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	30,000
Upfront payments included in contract liabilities	4,012				14,003
Revenue recognized from upfront payments	9,990	1,400
Research services combined with an IP license | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	8,937		$ 10,000
Upfront payments included in contract liabilities	5,809				7,150
Revenue recognized from upfront payments	1,341	1,341
Research services combined with an IP license | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	120,000
Upfront payments included in contract liabilities	91,842				112,222
Revenue recognized from upfront payments	20,470	€ 3,718
Research services combined with an IP license | GSK 2nd Gen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	75,000
Upfront payments included in contract liabilities	57,155
Revenue recognized from upfront payments	17,845
Research services combined with an IP license | BMBF
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	124,502
Upfront payments included in contract liabilities	124,502				61,122
Research services combined with an IP license | EU APA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	450,000
Upfront payments included in contract liabilities	€ 450,000				€ 450,000